Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

11. Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2023 and 2024:

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000

Accrued professional fees	11,242	5,541
Accrued promotion fees	3,986	1,477
Payable for property, plant and equipment	2,604	178
Accrued office rental expense	463	503
Accrued employee welfare expense, meal and travel expense	1,535	1,427
Guarantee deposits	230	880
Withholding employees’ social insurance and housing fund	1,190	927
Others	3,902	4,170
Total	25,152	15,103